Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	SC Health	SC Health Sponsor	Number of Ordinary Shares	Number of Ordinary Shares SC Health	Number of Ordinary Shares SC Health Sponsor	Ordinary Shares and Additional Paid-in Capital	Ordinary Shares and Additional Paid-in Capital SC Health	Ordinary Shares and Additional Paid-in Capital SC Health Sponsor	Accumulated Deficit	AOCI Attributable to Parent
Beginning balance (in shares) at Dec. 31, 2019				82,792,725
Beginning balance at Dec. 31, 2019	$ 36,259						$ 188,865			$ (152,606)
Increase (Decrease) in Stockholders' Equity
Net loss	(80,277)									(80,277)
Exercise of stock options (in shares)				19,404
Exercise of stock options	42						42
Exercise of warrants (in shares)				13,716
Exercise of warrants	7						7
Issuance of warrants	360						360
Stock-based compensation	8,043						8,043
Ordinary share issuance for acquisition of in-process research and development (in shares)				347,389
Ordinary share issuance for acquisition of in-process research and development	2,298						2,298
Ordinary share issuance, net of issuance costs (in shares)				366,148
Ordinary share issuance, net of issuance costs	1,961						1,961
Ending balance (in shares) at Dec. 31, 2020				83,539,382
Ending balance at Dec. 31, 2020	(31,307)						201,576			(232,883)
Increase (Decrease) in Stockholders' Equity
Net loss	(64,777)									(64,777)
Total other comprehensive loss	0
Exercise of stock options (in shares)				216,670
Exercise of stock options	137						137
Exercise of warrants (in shares)				57,811
Issuance of warrants	263						263
Stock-based compensation	1,725						1,725
Ending balance (in shares) at Mar. 31, 2021				83,813,863
Ending balance at Mar. 31, 2021	(93,959)						203,701			(297,660)
Beginning balance (in shares) at Dec. 31, 2020				83,539,382
Beginning balance at Dec. 31, 2020	(31,307)						201,576			(232,883)
Increase (Decrease) in Stockholders' Equity
Net loss	(168,013)									(168,013)
Exercise of stock options (in shares)				1,557,218
Exercise of stock options	932						932
Exercise of warrants (in shares)				4,115,118
Exercise of warrants	379						379
Issuance of warrants	263						263
Conversion of convertible notes to ordinary shares (in shares)				15,896,210
Conversion of convertible notes to ordinary shares	181,404						181,404
Equity consideration issued (in shares)					1,777,031	10,562,500
Equity consideration issued		$ 17,966	$ 50,000					$ 17,966	$ 50,000
Equity consideration (in shares)				10,000,000
Equity consideration issued	100,000						100,000
Vesting of restricted stock units (in shares)				24,668
Stock-based compensation	12,013						12,013
Transaction costs	(45,515)						(45,515)
Private warrants	(14,304)						(14,304)
Ordinary share issuance, net of issuance costs (in shares)				388,512
Ordinary share issuance, net of issuance costs	0
Ending balance (in shares) at Dec. 31, 2021				127,860,639
Ending balance at Dec. 31, 2021	103,818						504,714			(400,896)	$ 0
Increase (Decrease) in Stockholders' Equity
Net loss	(41,781)									(41,781)
Total other comprehensive loss	(291)										(291)
Exercise of stock options (in shares)				789,809
Exercise of stock options	579						579
Vesting of restricted stock units, net of withholding taxes	(359)						(359)
Vesting of restricted stock units (in shares)				354,719
Stock-based compensation	4,029						4,029
Transaction costs	(595)
Ending balance (in shares) at Mar. 31, 2022				129,005,167
Ending balance at Mar. 31, 2022	$ 65,400						$ 508,368			$ (442,677)	$ (291)